Income Tax (Income)/ Expense (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Summary of income tax (Income)/ Expense
	Year ended December 31,
	2020	2019	2018
PRC enterprises income tax:
Current tax	47,916	256,808	-
Deferred tax	(1,614,740)	185,787	(5,422,119)
	(1,556,824)	442,595	(5,422,119)

Summary of tax charge
	Year ended December 31,
	2020	2019	2018
(Loss)/profit before tax	(7,224,241)	338,185	(23,390,716)
Tax calculated at domestic tax rates applicable to profits in PRC (2020, 2019, and 2018: 25%)	(1,806,060)	84,546	(5,847,679)
Tax effect of tax loss of tax exempt entities	249,236	358,049	425,560
Tax charge for the year	(1,556,824)	442,595	(5,422,119)

Summary of deferred tax balances
	2020		2019		2018
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	59,616,758	14,127,559	60,645,730	14,688,829	38,761,131	9,924,944
Bad Debt provisions charged to profit or loss	(2,334,410)	(583,603)	(1,028,972)	257,243	-	-
Impairment charged to profit or loss	-	-	-	-	13,507,681	3,376,920
Tax loss carried forward	6,227,296	1,556,824	-	-	8,376,919	2,094,230
Effect of translation	-	(692,853)	-	(615,609)	-	(707,265)
End of the year	63,509,644	16,960,839	59,616,758	14,330,463	60,645,730	14,688,829